INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Amounts Due To and From Other Unconsolidated Affiliates (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Amounts due from investments in unconsolidated affiliates presented within trade receivables	$ 627,778	$ 610,384
Amounts due from investments in unconsolidated affiliates presented within other receivables	142,167	132,947
Amounts due from investments in unconsolidated affiliates presented within other assets	33,495	15,034
Amounts due to investments in unconsolidated affiliates presented within accounts payable	(650,967)	(640,620)
Other Unconsolidated Affiliates | Related Party
Schedule of Equity Method Investments [Line Items]
Amounts due from investments in unconsolidated affiliates presented within trade receivables	11,513	27,950
Amounts due from investments in unconsolidated affiliates presented within other receivables	10,290	3,224
Amounts due from investments in unconsolidated affiliates presented within other assets	8,437	8,396
Amounts due to investments in unconsolidated affiliates presented within accounts payable	$ (15,296)	$ (9,225)